S000042178 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended	147 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%	8.80%	9.57%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.53%	14.29%
BARON DISCOVERY FUND
Prospectus [Line Items]
Average Annual Return, Percent		10.69%	1.22%		13.91%	12.33%
Performance Inception Date						Sep. 30, 2013
BARON DISCOVERY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.69%	0.97%		13.42%	11.93%
Performance Inception Date						Sep. 30, 2013
BARON DISCOVERY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	0.86%		11.57%	10.36%
Performance Inception Date						Sep. 30, 2013
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.96%	1.48%		14.20%	12.61%
Performance Inception Date						Sep. 30, 2013
R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.96%	1.48%	12.61%	14.21%
Performance Inception Date	[1]			Aug. 31, 2016

[1]	Performance for the R6 Shares prior to August 31, 2016 is based on the performance of the Institutional Shares.